Redeemable Convertible Preferred Stock and Warrants - Summary of Authorized, Issued and Outstanding of Convertible Preferred Stock (Detail) - USD ($)	Sep. 30, 2015	Apr. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 15, 2011	Jul. 15, 2010	Apr. 22, 2009	Jun. 18, 2008
Convertible Preferred Stock [Line Items]
Authorized		10,000,000	109,483,000						25,000,000
Outstanding	0		41,737,048	34,481,623	34,481,623
Liquidation Preference			$ 27,872,096
Series A Redeemable Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Authorized	0		9,705,000	10,000,000					10,000,000
Outstanding	0		9,704,215	9,704,215	9,704,215
Issue Price			$ 0.40
Conversion Price			$ 3.00
Liquidation Preference			$ 3,881,686
Series B Redeemable Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Authorized	0		6,220,000	7,000,000				7,000,000
Outstanding	0		6,220,000	6,220,000	6,220,000
Issue Price			$ 0.62
Conversion Price			$ 4.65
Liquidation Preference			$ 3,856,400
Series C Redeemable Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Authorized	0		18,558,000	33,000,000		33,000,000	18,000,000
Outstanding	0		18,557,408	18,557,408	18,557,408
Issue Price			$ 0.78
Conversion Price			$ 5.85
Liquidation Preference			$ 14,474,778
Series D Redeemable Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Authorized	0		75,000,000	0
Outstanding	0		7,255,425	0	0
Issue Price			$ 0.78
Conversion Price			$ 5.85
Liquidation Preference			$ 5,659,232